Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2022
Basis of preparation
Schedule of changes to the statement of financial position

in EUR k	Dec 31, 2021 (as previously reported)	Adjustments	Dec 31, 2021 (as restated)	Dec 31, 2020 (as previously reported)	Adjustments	Dec 31, 2020 (as restated)
Property, plant and equipment	8,147	1,317	9,464	16,590	-	16,590
Non‑current assets	39,217	1,317	40,534	53,084	-	53,084

Trade receivables and contract assets	24,337	(875)	23,462	29,199	(211)	28,988
Current assets	51,477	(875)	50,602	97,046	(211)	96,835
Total Assets	90,694	442	91,136	150,130	(211)	149,919

Equity and liabilities
Accumulated deficit and other reserves	(109,295)	(245)	(109,540)	(62,888)	(851)	(63,739)
Equity	27,503	(245)	27,258	65,777	(851)	64,926

Lease liabilities	15,588	(194)	15,394	17,677	-	17,677
Other liabilities	-	960	960	-	640	640
Non‑current liabilities	23,695	766	24,461	27,235	640	27,875

Lease liabilities	3,409	(79)	3,330	3,528	-	3,528
Current liabilities	39,496	(79)	39,417	57,118	-	57,118
Total Equity and Liabilities	90,694	442	91,136	150,130	(211)	149,919

Schedule of reconciliation of the Statement of Comprehensive Income

	For the year ended Dec 31,			For the year ended Dec 31,
in EUR k	2021 (as previously reported)	Adjustments	2021 (as restated)*	2020 (as previously reported)	Adjustments	2020 (as restated)*
Revenue	189,923	(1,355)	188,568	128,381	(710)	127,671
Cost of sales	161,765	(1,317)	160,448	83,437	-	83,437
Gross profit	28,158	(38)	28,120	44,944	(710)	44,234
Research and development expenses	19,297	-	19,297	14,935	-	14,935
General administrative expenses	46,739	-	46,739	40,160	-	40,160
Selling expenses	9,860	-	9,860	8,026	-	8,026
Impairment of financial assets	1,140	(313)	827	3,738	(102)	3,636
Other operating income	2,936	331	3,267	2,394	-	2,394
Other operating expenses	86	-	86	182	-	182
Real estate transfer tax expenses	-	-	-	-	-	-
Operating loss	(46,028)	606	(45,422)	(19,703)	(608)	(20,311)
Loss for the period	(46,852)	606	(46,246)	(21,378)	(608)	(21,986)
Total comprehensive loss	(46,309)	606	(45,703)	(21,426)	(608)	(22,034)
Loss per share- Basic and diluted (in EUR)	(2.06)	0.02	(2.04)	(1.02)	(0.03)	(1.05)

*As restated consolidated statements of comprehensive income for the years ended December 31, 2021 and 2020 have not been re-presented as a result of discontinued operations. Refer to Note 9 – Discontinued Operations.

Schedule of reconciliation of the Statement of Cash Flows [Table Text Block]

	For the year ended Dec 31,			For the year ended Dec 31,
in EUR k	2021 (as previously reported)	Adjustments	2021 (Restated)*	2020 (as previously reported)	Adjustments	2020 (Restated)*
Operating activities
Loss before taxes	(46,876)	606	(46,270)	(21,097)	(607)	(21,704)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation	21,291	(1,317)	19,974	15,128	-	15,128
Expected credit loss allowances on trade receivable and contract liabilities	1,140	(313)	827	3,738	(102)	3,636
Other non-cash items	(862)	41	(821)	(915)	101	(814)
Changes in operating assets and liabilities
Trade receivables and contract assets	4,191	664	4,855	(16,344)	172	(16,172)
Other liabilities	1,632	320	1,952	6,245	436	6,681
Net cash flow used in operating activities	(21,739)	-	(21,739)	8,462	-	8,462

Investing activities
Cash flow used in investing activities	(5,360)	-	(5,360)	(16,151)	-	(16,151)

Financing activities
Net cash flow from/ (used in) financing activities	(3,203)	-	(3,203)	14,842	-	14,842

Cash and cash equivalents at the end of the period	17,818	-	17,818	48,156	-	48,156

*As restated consolidated statements of comprehensive income for the years ended December 31, 2021 and 2020 have not been re-presented as a result of discontinued operations. Refer to Note 9 – Discontinued Operations.